Statement of Changes in Stockholders' Equity (Parenthetical)	Aug. 31, 2016 $ / shares
Statement of Stockholders' Equity [Abstract]
Equity issuance for founder price per share	$ 0.001
Equity issuance for service price per share	0.01
Debt instruments conversion price per share	1.00
Sale of common stock and warrants price per share	$ 1.00